Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 241,452	$ 568,769
Restricted cash	20,000	20,000
Accounts receivable	19,748	19,748
Prepaid & other current assets	21,964	18,778
Total current assets	303,164	627,295
Intangibles, net of accumulated amortization of $201,180 and $188,339 as of Dec 31, 2022 and 2021		821,841
In process R&D	1,101,760	1,101,760
Goodwill, net of impairment	12,071,376	21,062,455
Investment in GMP Bio at fair value	22,640,519
Total assets	36,116,819	23,613,351
Current liabilities:
Accounts payable and accrued liabilities	2,510,864	3,092,723
Accounts payable - related party	332,432	403,423
Contingent consideration	2,625,000	2,625,000
Derivative liability on notes	198,140	340,290
Convertible and short-term debt, net of costs	10,091,923	8,166,622
Convertible debt and short-term debt - related party, net of costs	1,165,048	826,862
Total current liabilities	16,923,407	15,454,920
Commitments and contingencies (Note 13)
Stockholders’ equity:
Convertible Preferred stock, $0.01 par value, 15,000,000 shares authorized; 0 and 278,188 shares issued and outstanding
Common stock, $.01 par value; 750,000,000 shares authorized; 391,846,880 and 375,288,146 issued and outstanding, respectively	3,918,469	3,752,881
Additional paid-in capital	41,416,632	35,223,842
Accumulated deficit	(25,926,069)	(31,021,050)
Total Oncotelic Therapeutics, Inc. stockholders’ equity	19,409,032	7,955,673
Non-controlling interests	(215,620)	202,758
Total stockholders’ equity	19,193,412	8,158,431
Total liabilities and stockholders’ equity	$ 36,116,819	$ 23,613,351